UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue, Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

  /s/ Kenneth A. Cowin     New York, NY     February 02, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $229,886 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100        1     5000 SH  PUT                           5000        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    10646   200000 SH                              200000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105      400    25000 SH  PUT                          25000        0        0
CISCO SYS INC                  COM              17275R102      156   100000 SH  CALL                        100000        0        0
CISCO SYS INC                  COM              17275R102     2712   150000 SH                              150000        0        0
DEERE & CO                     COM              244199105     9669   125000 SH                              125000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     2694   850000 SH  CALL                        850000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     6200   100000 SH                              100000        0        0
EXXON MOBIL CORP               COM              30231G102    14064   625000 SH  CALL                        625000        0        0
EXXON MOBIL CORP               COM              30231G102    31785   375000 SH                              375000        0        0
GENERAL MTRS CO                COM              37045V100     5068   250000 SH                              250000        0        0
GOOGLE INC                     CL A             38259P508     9689    15000 SH                               15000        0        0
HOME DEPOT INC                 COM              437076102    21020   500000 SH                              500000        0        0
INTEL CORP                     COM              458140100    14550   600000 SH                              600000        0        0
JOHNSON & JOHNSON              COM              478160104     5407   500000 SH  CALL                        500000        0        0
JOHNSON & JOHNSON              COM              478160104     9837   150000 SH                              150000        0        0
MCDONALDS CORP                 COM              580135101    15050   150000 SH                              150000        0        0
MEDTRONIC INC                  COM              585055106     7650   200000 SH                              200000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     6799   100000 SH                              100000        0        0
PEABODY ENERGY CORP            COM              704549104     3973   120000 SH                              120000        0        0
POTASH CORP SASK INC           COM              73755L107    18576   450000 SH                              450000        0        0
SALESFORCE COM INC             COM              79466L302      739    35000 SH  PUT                          35000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     7600    50000 SH                               50000        0        0
WAL MART STORES INC            COM              931142103     1485   150000 SH  CALL                        150000        0        0
WAL MART STORES INC            COM              931142103     5976   100000 SH                              100000        0        0
WALGREEN CO                    COM              931422109     6612   200000 SH                              200000        0        0
WHIRLPOOL CORP                 COM              963320106      237     5000 SH                                5000        0        0
YAHOO INC                      COM              984332106    11291   700000 SH                              700000        0        0